HSBC Bank plc's subsidiaries, joint ventures and associates - Associates (Details)	12 Months Ended
Dec. 31, 2023
BGF Group PLC
Disclosure of associates [line items]
HSBC’s interest percent	24.62%
Bud Financial Limited
Disclosure of associates [line items]
HSBC’s interest percent	4.84%
Contour Pte Ltd
Disclosure of associates [line items]
HSBC’s interest percent	9.87%
Divido Financial Services Limited
Disclosure of associates [line items]
HSBC’s interest percent	7.70%
Episode Six Limited
Disclosure of associates [line items]
HSBC’s interest percent	5.69%
EURO Secured Notes Issuer
Disclosure of associates [line items]
HSBC’s interest percent	16.67%
London Precious Metals Clearing Limited
Disclosure of associates [line items]
HSBC’s interest percent	30.00%
Monese Ltd
Disclosure of associates [line items]
HSBC’s interest percent	5.39%
Quantexa Ltd
Disclosure of associates [line items]
HSBC’s interest percent	9.36%
Services Epargne Entreprise
Disclosure of associates [line items]
HSBC’s interest percent	14.18%
Threadneedle Software Holdings Limited
Disclosure of associates [line items]
HSBC’s interest percent	7.10%
Trade Information Network Limited
Disclosure of associates [line items]
HSBC’s interest percent	12.76%
We Trade Innovation Designated Activity Company
Disclosure of associates [line items]
HSBC’s interest percent	9.88%